Financial Instruments - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Percentage of change in material assumptions	10.00%
Financial instruments expected credit loss	$ 0.4
Derivative Warrant Liabilities
Disclosure Of Financial Instruments [Line Items]
Change in fair value liabilities	$ 0.7